Business acquisition - Summary of purchase price as of the date of CNLP acquisition (Details) - CNLP [Member] ¥ in Millions, $ in Millions			5 Months Ended
	Mar. 01, 2022 CNY (¥)	Mar. 01, 2022 HKD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 HKD ($)
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Cash	¥ 10,538	$ 13,066
Fair value of previously held equity interests	1,293
Total	¥ 11,831		¥ 2,637	$ 3,072